Investment Tax Credits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investment Tax Credits

35. Investment Tax Credits

Investment tax credits, arising from qualifying scientific research and experimental development efforts pursuant to existing tax legislation, are recorded as a reduction of administrative and marketing expenses when there is reasonable assurance of their ultimate realization. In 2018, investment tax credits of $7.3 (2017 – $9.6) were recorded.